Annual Total Returns - FidelityAdvisorValueLeadersFund-AMCIPRO - FidelityAdvisorValueLeadersFund-AMCIPRO - Fidelity Advisor Value Leaders Fund - Fidelity Advisor Value Leaders Fund - Class A	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	12.66%
Annual Return 2015	(2.11%)
Annual Return 2016	10.22%
Annual Return 2017	14.41%
Annual Return 2018	(9.13%)
Annual Return 2019	21.28%
Annual Return 2020	(5.58%)
Annual Return 2021	24.53%
Annual Return 2022	1.11%
Annual Return 2023	6.80%